500 Index Fund
USAA 500 Index Fund Summary
Investment Objective

The USAA 500 Index Fund (the Fund) seeks to match, before fees and expenses, the performance of the stocks composing the Victory US Large Cap 500 Index (the "Index"). The Victory US Large Cap 500 Index emphasizes stocks of large U.S. companies.

Fees and Expenses

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses for the Member Shares and Reward Shares are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - 500 Index Fund - USD ($)	Member Shares		Reward Shares
Account Maintenace Fee (for Fund account balances below $10,000)	$ 10	[1]	none
[1]	*Victory Capital Transfer Agency, Inc., the Fund's transfer agent, assesses a $10 annual account maintenance fee to allocate part of the fixed costs of maintaining shareholder accounts. The transfer agent deducts $2.50 per quarter from your account to pay the annual fee.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - 500 Index Fund		Member Shares	Reward Shares
Management Fee		0.10%	0.10%
Distribution and/or Service (12b-1) Fees		none	none
Other Expenses		0.16%	0.08%
Total Annual Fund Operating Expenses%		0.26%	0.18%
Reimbursement from Adviser		(0.01%)	(0.03%)
Total Annual Fund Operating Expenses after Reimbursement	[1]	0.25%	0.15%
[1]	Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.25% of the Fund's Member Shares and 0.15% of the Fund's Reward Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Member Shares and Reward Shares is not continued beyond its expiration date.

Expense Example - 500 Index Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Member Shares	26	83	145	330
Reward Shares	15	55	98	227

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 4% of the average value of its whole portfolio.

Principal Investment Strategy

The Fund's principal investment strategy is, under normal market conditions, to invest at least 80% of the Fund's assets in the common stocks of companies composing the Victory US Large Cap 500 Index. This strategy may be changed upon 60 days' written notice to shareholders.

The Victory US Large Cap 500 Index is a market-cap weighted index that consists of the largest 500 securities within the Wilshire 5000 Total Market Index (Parent Index). The Parent Index measures the performance of all U.S. equity securities with readily available price data. In seeking to track the performance of the Victory US Large Cap 500 Index, the Fund attempts to allocate investments among stocks in approximately the same weightings as the Victory US Large Cap 500 Index, beginning with the stocks that make up the larger portion of the index's value. The Fund is rebalanced as required to reflect index changes and to accommodate Fund cash flows. The Fund may exclude or remove any Victory US Large Cap 500 Index stock that it believes is illiquid or has been impaired by financial conditions or other extraordinary events.

Principal Risks

Any investment involves risk, and there is no assurance that a Fund's objective will be achieved. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the Fund for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in a Fund.

The equity securities in the Fund's portfolio are subject to stock market risk. A company's stock price in general may decline over short or even extended periods, regardless of the success or failure of the company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when stock prices generally go down. Equity securities tend to be more volatile than debt securities. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging-market risk; increased price volatility; uncertain political conditions; exchange-control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

While the Fund attempts to match the performance of the Victory US Large Cap 500 Index as closely as possible before the deductions of fees and expenses, the ability of the Fund to meet its investment objective depends to some extent on the cash flow in and out of the Fund. The Fund's performance may be affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, and brokerage commissions and fees. Changes in the Fund's cash flow may affect how closely the Fund tracks the Victory US Large Cap 500 Index.

A Fund may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, exchange-traded funds (ETFs), or currency to which it relates; the risk that the use of derivatives may not have the intended effects and may result in losses, underperformance, or missed opportunities; the risk that a Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose a Fund to the effects of leverage, which could increase a Fund's market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to a Fund.

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares: Member Shares and Reward Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Member Shares' volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the Fund Shares' average annual total returns for the periods indicated compared to those of the Fund's benchmark index. Performance reflects any expense limitations in effect during the periods shown.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the Fund's most current performance information, log on to usaa.com or call (800) 235-8396.

RISK/RETURN BAR CHART<br />Annual Returns for Periods Ended December 31

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.91%	June 30, 2009
Lowest Quarter Return	-13.95%	September 30, 2011
Year-to-Date Return	13.60%	March 31, 2019

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.

AVERAGE ANNUAL TOTAL RETURNS<br />For Periods Ended December 31, 2018
Average Annual Total Returns - 500 Index Fund		Past1 Year	Past5 Years	Past10 Years
Member Shares	[1]	(4.65%)	8.22%	12.84%
Member Shares | Return After Taxes on Distributions	[1]	(5.20%)	7.76%	12.41%
Member Shares | Return After Taxes on Distributions and Sale of Fund Shares	[1]	(2.16%)	6.52%	10.83%
Reward Shares		(4.53%)	8.33%	12.98%
Victory US Large 500 Cap Index (reflects no deduction for fees, expenses, or taxes)	[2]	(4.42%)	8.61%	12.96%
S&P® 500 Index (reflects no deduction for fees, expenses, or taxes)		(4.38%)	8.49%	13.11%
[1]	Excludes $10 account maintenance fee, which is waived for accounts of $10,000 or more.
[2]	Effective July 1, 2019, the Victory US Large Cap 500 Index replaced the S&P® 500 Index as the Fund's primary broad-based securities market index in connection with a change in the Fund's investment objective. The Victory US Large Cap 500 Index is a custom index published by Wilshire Associates, Inc.